FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income:
Non-cash financial income		$ 233	$ 1,388
Interest income	36	464	736
Financial income	36	697	2,124
Financial expense:
Interest on leases	(896)	(947)	(39)
Interest on tax audit settlement (Note 6)		(1,000)
Cash interest on exchangeable notes	(3,996)	(3,996)	(4,352)
Non-cash interest on exchangeable notes (Note 25)	(643)	(639)	(689)
Non-cash financial expense	(1,216)
Financial expense	(6,751)	(6,582)	(5,080)
Net Financing Expense	$ (6,715)	$ (5,885)	$ (2,956)